Right of use assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Right of Use Assets, Gross	$ 5,802,649	$ 5,802,649
Accumulated Amortization	3,571,029	3,296,143
Right of Use Assets, Net	2,231,620	2,506,506
Aircraft [Member]
Right of Use Assets, Gross	3,468,239	3,468,239
Right of Use Assets, Net	1,376,310	1,529,233
Accumulated Amortization	2,091,929	1,939,006
Printer [Member]
Right of Use Assets, Gross	9,716	9,716
Right of Use Assets, Net	2,877	5,520
Accumulated Amortization	6,839	4,196
Office Building [Member]
Right of Use Assets, Gross	2,324,694	2,324,694
Accumulated Amortization	1,472,261	1,352,941
Right of Use Assets, Net	$ 852,433	$ 971,753